Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,006,410	$ 2,705,594
Property, plant and equipment, net	559,964	660,157
Gain of other operating income		(82,805)	$ (151,397)
held-for-sale assets		356,350
Received net proceeds	41,170	1,204	11,452
Sale and recorded remaining receivable	3,611,177	3,520,440
Advance received from buyer		$ 5,099,365
Cash dividend ordinary per share		$ 0.75
Cash dividends paid		$ 40,000,000
HJX [Member]
Property, Plant and Equipment [Line Items]
Gain of other operating income	348,318
Proceeds withholding taxes	2,800,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross
Gain of other operating income		3,751,471
held-for-sale assets		2,411,294
Advance received from buyer		5,099,365
Land and Building [Member] | HJX [Member]
Property, Plant and Equipment [Line Items]
Gain of other operating income		32,503,096
held-for-sale assets			16,546,694
Received net proceeds		47,500,000
Sale and recorded remaining receivable		2,400,000
Property and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses for property and equipment	$ 167,189	$ 871,189	$ 1,010,811